LAND USE RIGHTS, NET - Land use rights, net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
LAND USE RIGHTS, NET
Land use rights	¥ 6,260		¥ 6,260
Accumulated amortization	(4,468)		(4,406)
Land use rights, net	¥ 1,792	$ 252	¥ 1,854